Acquisitions	12 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
Acquisitions
Acquisitions
a) Investments in affiliates and joint ventures
On November 1, 2018, the Company acquired the outstanding shares of a privately held entity with ownership interests in a group of civil construction and mining entities based in Edmonton, Alberta (collectively referred to as “Nuna”) for cash consideration of $41.5 million plus acquisition costs of $1.3 million. Nuna includes the following interests in Canadian corporations and partnerships:

• Nuna East Ltd. (37.25%)	• Nuna West Mining Ltd. (49%)
• Nuna Pang Contracting Ltd. (37.25%)	• Nuna Logistics Partnership (49%) ("NL Partnership")
The NL Partnership also holds investments in various other joint ventures and Canadian corporations. The majority of Nuna's operations occur within NL Partnership, in which the Company acquired a 49% ownership interest. The majority 51% ownership interest in NL Partnership is held by the Kitikmeot Corporation, a wholly-owned business entity of the Kitikmeot Inuit Association.
The Company accounted for the transaction as an asset acquisition. As such, the assets acquired were recognized at cost based on their relative fair values. The Company determined the estimated fair values using Level 3 inputs after review and consideration of relevant information, including but not limited to information supplied by the vendor, discounted cash flows, quoted market prices and estimates made by management.
The purchase price at the date of acquisition is allocated to net assets acquired as follows:

Assets
Cash	$10,939
Accounts receivable, net	13,234
Contract assets	3,089
Inventories	3,926
Prepaid expenses and deposits	304
31,492
Property, plant and equipment	15,962
Other assets	1,375
Investment in affiliates and joint ventures	11,728
Total Assets	60,557
Liabilities
Accounts payable	10,604
Accrued liabilities	1,136
Contract liabilities	360
12,100
Long-term debt (including current portion)	3,127
Finance lease obligation (formally capital lease obligation, including current portion)	542
Deferred tax liabilities	1,938
Total Liabilities	17,707

Net assets acquired	$42,850

b) Heavy construction fleet and related assets
On November 23, 2018, the Company acquired a heavy construction equipment fleet and related assets for $198.0 million from a vendor. The transaction involved the purchase of the vendor’s fleet of heavy earth-moving assets, together with support equipment, maintenance facilities, land and the vendor's interest in assigned contracts. The purchase was fully financed at closing through an increased and extended credit facility with the Company's existing lenders, led by National Bank Financial Inc. Under the asset purchase agreement, the final purchase price was subject to closing adjustments, including a price adjustment tied to the final net book value of the purchased assets. The purchase agreement included an initial cash payment upon closing of $150.8 million and the assumption of $12.6 million in capital leases and equipment-related promissory notes from the seller. The unpaid balance of the purchase price was recorded at fair value within promissory notes, payable in three installments, six, twelve and eighteen months from the closing date. The installments are accreted using the effective interest method. No material adjustments were made to the final purchase price in accordance with terms of the purchase price agreement.
The Company accounted for the transaction as an asset acquisition. As such, the assets acquired were recognized at cost based on their relative fair values. The Company determined the estimated fair values using Level 3 inputs after review and consideration of relevant information, including but not limited to information supplied by the vendor, discounted cash flows, quoted market prices and estimates made by management.
The purchase price was primarily allocated to heavy equipment, land, building and inventory. Intangible assets were recognized with respect to favorable interest rates on the capital leases and promissory notes assumed, as well as an interest in the Mikisew North American Limited Partnership. Transaction costs of $0.4 million associated with the acquisition were capitalized.